Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Accounting Judgments And Estimates [Abstract]
Net deferred tax asset recgnaized	$ 0
Projected cash flows forecast period	5 years